VIRTUS AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—90.8%
Auto Components—0.7%
Aptiv plc(1)	108,700	$ 16,193
Communications Equipment—1.8%
Cisco Systems, Inc.	767,425	41,771
Motorola Solutions, Inc.	4,240	985
		42,756

Electrical Equipment—0.0%
Bloom Energy Corp. Class A(1)	22,745	426
Electronic Equipment, Instruments & Components—1.4%
Samsung SDI Co., Ltd.	57,452	34,283
Hotels, Restaurants & Leisure—1.4%
Booking Holdings, Inc.(1)	13,595	32,273
Interactive Media & Services—13.0%
Alphabet, Inc. Class C(1)	54,150	144,326
Facebook, Inc. Class A(1)(2)	301,490	102,323
Snap, Inc. Class A(1)	401,125	29,631
ZoomInfo Technologies, Inc. Class A(1)	573,410	35,087
		311,367

Internet & Direct Marketing Retail—2.8%
Amazon.com, Inc.(1)	20,340	66,818
MercadoLibre, Inc.(1)	270	453
		67,271

IT Services—13.0%
DXC Technology Co.(1)	721,980	24,266
EPAM Systems, Inc.(1)	1,225	699
Infosys Ltd. Sponsored ADR	32,065	713
MongoDB, Inc. Class A(1)	177,760	83,816
Okta, Inc. Class A(1)	69,910	16,592
PayPal Holdings, Inc.(1)	240,090	62,474
Shopify, Inc. Class A(1)	14,460	19,605
Snowflake, Inc. Class A(1)	1,774	536
Square, Inc. Class A(1)(2)	192,310	46,124
Toast, Inc. Class A(1)	6,799	340
Twilio, Inc. Class A(1)(2)	172,375	54,996
		310,161

Road & Rail—0.8%
Lyft, Inc. Class A(1)	378,120	20,263
Semiconductors & Semiconductor Equipment—17.9%
Advanced Micro Devices, Inc.(1)	180,375	18,561
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Applied Materials, Inc.	275,040	$ 35,406
ASML Holding N.V. Registered Shares	11,810	8,800
Infineon Technologies AG	766,070	31,331
KLA Corp.	30,480	10,196
Lam Research Corp.	37,990	21,622
Marvell Technology, Inc.	331,220	19,976
Micron Technology, Inc.(2)	362,100	25,702
NVIDIA Corp.	145,420	30,125
NXP Semiconductors N.V.	157,915	30,931
ON Semiconductor Corp.(1)	1,160,940	53,136
Qorvo, Inc.(1)	92,250	15,423
SK Hynix, Inc.	212,237	18,169
Skyworks Solutions, Inc.	41,680	6,868
STMicroelectronics N.V.	807,165	35,242
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	293,930	32,817
Teradyne, Inc.	80,150	8,750
Tokyo Electron Ltd.	54,200	23,944
		426,999

Software—31.8%
Adobe, Inc. (1)	34,135	19,652
Alteryx, Inc. Class A(1)	104,223	7,619
Asana, Inc. Class A(1)	881,615	91,547
Atlassian Corp. plc Class A(1)	57,975	22,693
Crowdstrike Holdings, Inc. Class A(1)	344,730	84,728
Datadog, Inc. Class A(1)	8,135	1,150
DocuSign, Inc.(1)	56,545	14,556
Fortinet, Inc.(1)	46,070	13,454
HubSpot, Inc.(1)	129,153	87,319
Intuit, Inc.	40,120	21,645
Jamf Holding Corp.(1)	14,780	569
Microsoft Corp.(2)	405,910	114,434
Monday.com Ltd.(1)	37,320	12,174
Palo Alto Networks, Inc.(1)	47,945	22,966
Paycom Software, Inc.(1)	157,454	78,058
salesforce.com, Inc.(1)	102,080	27,686
Smartsheet, Inc. Class A(1)	4,800	330
Trade Desk, Inc. (The) Class A(1)	387,060	27,210
Varonis Systems, Inc.(1)	249,585	15,187
Zscaler, Inc.(1)	372,235	97,608
		760,585

	Shares	Value

Technology Hardware, Storage & Peripherals—6.2%
Apple, Inc.(2)	577,765	$ 81,754
NetApp, Inc.	13,550	1,216
Samsung Electronics Co., Ltd.	292,713	18,147
Seagate Technology Holdings plc	526,850	43,476
Western Digital Corp.(1)	77,490	4,373
		148,966

Total Common Stocks (Identified Cost $1,407,210)		2,171,543

Purchased Options—0.6%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $15,977)		14,083

Total Long-Term Investments—91.4% (Identified Cost $1,423,187)		2,185,626

Short-Term Investment—8.8%
Money Market Mutual Fund—8.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	210,485,261	210,485
Total Short-Term Investment (Identified Cost $210,485)		210,485

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.2% (Identified Cost $1,633,672)		2,396,111

Written Options—(0.3)%
(See open written options schedule)
Total Written Options (Premiums Received $13,594)		(8,169)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9% (Identified Cost $1,620,078)		$2,387,942
Other assets and liabilities, net—0.1%		2,270
NET ASSETS—100.0%		$2,390,212

Abbreviation:
ADR	American Depositary Receipt

See Notes to Schedule of Investments

VIRTUS AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	86%
South Korea	3
Netherlands	3
Ireland	2
Taiwan	1
United Kingdom	1
Japan	1
Other	3
Total	100%
† % of total investments, net of written options, as of September 30, 2021.
Open Purchased Options Contracts as of September 30, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	322	$86,940	$2,700.00	06/17/22	$7,792
Amazon.com, Inc.	164	57,400	3,500.00	06/17/22	3,735
Amazon.com, Inc.	82	30,750	3,750.00	01/20/23	2,106
Fiserv, Inc.	1,800	21,600	120.00	01/21/22	450
Total Purchased Options					$14,083
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options

Open Written Options Contracts as of September 30, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Alphabet, Inc.	140	$29,400	$2,100.00	06/17/22	$(967)
Alphabet, Inc.	182	40,040	2,200.00	06/17/22	(1,643)
Amazon.com, Inc.	164	47,560	2,900.00	06/17/22	(2,451)
Amazon.com, Inc.	82	25,912	3,160.00	01/20/23	(2,847)
Datadog, Inc.	1,034	7,238	70.00	01/21/22	(18)
Fiserv, Inc.	1,800	16,200	90.00	01/21/22	(243)
Total Written Options					$(8,169)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
See Notes to Schedule of Investments

VIRTUS AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$2,171,543	$2,010,427	$161,116
Money Market Mutual Fund	210,485	210,485	—
Other Financial Instruments:
Purchased Options	14,083	14,083	—
Total Investments, before Written Options	2,396,111	2,234,995	161,116
Liabilities:
Other Financial Instruments:
Written Options	(8,169)	(5,079)	(3,090)
Total Investments, Net of Written Options	$2,387,942	$2,229,916	$158,026
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI TECHNOLOGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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